Note Loans Components of Net Financing Leases) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases Abstract
Total Minimum Lease Payments	$ 548,438	$ 497,895
Estimated residual value of leased property	175,458	149,079
Deferred origination costs, net of fees	8,553	8,727
Unearned financing income	103,433	89,552
Capital Leases, Investment In Direct Financing Leases	629,016	566,149
Capital Leases - Allowance for loan losses	11,022	7,184
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 617,994	$ 558,965